Note 15 - Condensed Parent Company Financial Information - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash	$ 30,680	$ 75,202
Other assets	20,994	9,895
Total assets	1,087,293	1,076,556
Junior subordinated deferrable interest debentures	13,009	12,976
Other borrowings	31,079	7,012
Other liabilities	6,631	7,060
Total Liabilities	1,004,602	957,461
Shareholders' equity	82,691	119,095	$ 111,599	$ 94,781
Total liabilities and shareholders’ equity	1,087,293	1,076,556
Parent Company [Member]
Cash	421	1,860
Investment in bank subsidiary	101,176	135,450
Other assets	1,791	1,930
Total assets	103,388	139,240
Junior subordinated deferrable interest debentures	13,009	12,976
Other borrowings	7,500	7,000
Other liabilities	188	169
Total Liabilities	20,697	20,145
Shareholders' equity	82,691	119,095
Total liabilities and shareholders’ equity	$ 103,388	$ 139,240